Tangible Assets (Owned and under Finance Leases) - Finance Lease Payments due in Future Years and Present Value (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease by lessee [line items]
Financial receivables for lease contracts	€ (124)
Assets held under finance lease [member]
Disclosure of finance lease by lessee [line items]
Future net minimum lease payments	2,965	€ 4,180
Interest portion	(1,142)	(1,864)
Present value of lease payments	1,823	2,316
Financial lease liabilities	1,948	2,430
Financial receivables for lease contracts	(124)	(114)
Total net finance lease liabilities	1,823	2,316
Assets held under finance lease [member] | Within 1 year [member]
Disclosure of finance lease by lessee [line items]
Future net minimum lease payments	227	271
Present value of lease payments	210	234
Assets held under finance lease [member] | Later than one year and not later than five years [member]
Disclosure of finance lease by lessee [line items]
Future net minimum lease payments	993	1,031
Present value of lease payments	782	691
Assets held under finance lease [member] | Beyond 5 years [member]
Disclosure of finance lease by lessee [line items]
Future net minimum lease payments	1,745	2,878
Present value of lease payments	€ 831	€ 1,391